LOANS	12 Months Ended
Dec. 31, 2020
Loans [Abstract]
LOANS (excluding covered loans)	Loans and Leases
First Financial offers clients a variety of commercial and consumer loan and lease products with various interest rates and payment terms. Commercial loan categories include C&I, CRE, construction real estate and lease financing. Consumer loan categories include residential real estate, home equity, installment and credit card.

Lending activities are primarily concentrated in states where the Bank operates banking centers (Ohio, Indiana, Kentucky and Illinois). First Financial also offers two nationwide lending platforms, one that provides equipment and leasehold improvement financing for franchisees in the quick service and casual dining restaurant sector and another that provides loans that are secured by commissions and cash collateral accounts to insurance agents and brokers.

In accordance with the CARES Act, First Financial participated in offering PPP loans to its customers. These loans provide a direct incentive for small businesses to keep their workers on the payroll and to maintain their operations. PPP loans are eligible to be forgiven by the government provided certain conditions as outlined in the CARES Act are met. As of December 31, 2020, First Financial had $594.6 million in PPP loans, net of unearned fees of $13.7 million.

Credit quality. To facilitate the monitoring of credit quality for commercial loans, First Financial utilizes the following categories of credit grades:

Pass - Higher quality loans that do not fit any of the other categories described below.

Special Mention - First Financial assigns a special mention rating to loans and leases with potential weaknesses that deserve management's close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or lease or in First Financial's credit position at some future date.

Substandard - First Financial assigns a substandard rating to loans or leases that are inadequately protected by the current sound financial worth and paying capacity of the borrower or the collateral pledged, if any. Substandard loans and leases have well-defined weaknesses that jeopardize repayment of the debt. Substandard loans and leases are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not addressed.

Doubtful - First Financial assigns a doubtful rating to loans and leases with all of the attributes of a substandard rating with the added characteristic that the weaknesses make collection or liquidation in full highly questionable and improbable, on the basis of currently existing facts, conditions and values. The possibility of loss is extremely high, but because of certain important and reasonably specific pending factors that may work to the advantage and strengthening of the credit quality of the loan or lease, its classification as an estimated loss is deferred until its more exact status may be determined. Pending factors include proposed merger, acquisition or liquidation procedures, capital injection, perfecting liens on additional collateral and refinancing plans.

The credit grades previously described are derived from standard regulatory rating definitions and are assigned upon initial approval of credit to borrowers and updated periodically thereafter.

First Financial considers repayment performance to be the best indicator of credit quality for consumer loans. Consumer loans that have principal and interest payments that are past due by 90 days or more are generally classified as nonperforming. Additionally, consumer loans that have been modified in a TDR are classified as nonperforming.
The following table sets forth the Company's loan portfolio at December 31, 2020 by risk attribute and origination date:

(Dollars in thousands)	2020	2019	2018	2017	2016	Prior	Term Total	Revolving	Total
Commercial & industrial
Pass	$1,141,163	$460,210	$296,221	$208,077	$122,686	$138,307	$2,366,664	$502,286	$2,868,950
Special mention	24,668	10,281	18,118	6,893	6,668	6,090	72,718	10,470	83,188
Substandard	6,709	2,370	8,022	26,565	5,124	1,192	49,982	5,389	55,371
Doubtful	0	0	0	0	0	0	0	0	0
Total	$1,172,540	$472,861	$322,361	$241,535	$134,478	$145,589	$2,489,364	$518,145	$3,007,509
Lease financing
Pass	$22,916	$22,397	$12,942	$6,967	$4,802	$2,368	$72,392	$0	$72,392
Special mention	290	0	0	0	0	0	290	0	290
Substandard	5	0	0	180	120	0	305	0	305
Doubtful	0	0	0	0	0	0	0	0	0
Total	$23,211	$22,397	$12,942	$7,147	$4,922	$2,368	$72,987	$0	$72,987
Construction real estate
Pass	$96,410	$259,524	$182,625	$23,185	$24,786	$426	$586,956	$19,671	$606,627
Special mention	0	621	18,203	9,984	661	0	29,469	0	29,469
Substandard	0	0	0	0	0	0	0	0	0
Doubtful	0	0	0	0	0	0	0	0	0
Total	$96,410	$260,145	$200,828	$33,169	$25,447	$426	$616,425	$19,671	$636,096
Commercial real estate - investor
Pass	$515,950	$1,011,898	$427,077	$378,536	$286,587	$361,403	$2,981,451	$56,398	$3,037,849
Special mention	0	17,463	15,534	44,426	32,408	43,704	153,535	559	154,094
Substandard	6,198	2,043	22,497	7,067	68	14,724	52,597	0	52,597
Doubtful	0	0	0	0	0	0	0	0	0
Total	$522,148	$1,031,404	$465,108	$430,029	$319,063	$419,831	$3,187,583	$56,957	$3,244,540
Commercial real estate - owner
Pass	$185,692	$162,480	$147,236	$125,275	$128,755	$211,519	$960,957	$36,721	$997,678
Special mention	4,292	11,380	2,891	8,230	3,017	19,384	49,194	59	49,253
Substandard	668	504	7,054	5,496	306	2,321	16,349	38	16,387
Doubtful	0	0	0	0	0	0	0	0	0
Total	$190,652	$174,364	$157,181	$139,001	$132,078	$233,224	$1,026,500	$36,818	$1,063,318
Residential real estate
Performing	$290,277	$241,601	$115,747	$64,220	$60,094	$224,281	$996,220	$0	$996,220
Nonperforming	321	429	673	643	87	4,713	6,866	0	6,866
Total	$290,598	$242,030	$116,420	$64,863	$60,181	$228,994	$1,003,086	$0	$1,003,086
Home equity
Performing	$60,967	$20,200	$17,445	$11,308	$9,744	$41,571	$161,235	$577,609	$738,844
Nonperforming	0	0	0	39	28	138	205	4,050	4,255
Total	$60,967	$20,200	$17,445	$11,347	$9,772	$41,709	$161,440	$581,659	$743,099
Installment
Performing	$21,584	$15,614	$11,041	$8,812	$1,954	$3,185	$62,190	$19,479	$81,669
Nonperforming	15	53	23	35	17	36	179	2	181
Total	$21,599	$15,667	$11,064	$8,847	$1,971	$3,221	$62,369	$19,481	$81,850
Credit cards
Performing	$0	$0	$0	$0	$0	$0	$0	$47,845	$47,845
Nonperforming	0	0	0	0	0	0	0	640	640
Total	$0	$0	$0	$0	$0	$0	$0	$48,485	$48,485
Grand Total	$2,378,125	$2,239,068	$1,303,349	$935,938	$687,912	$1,075,362	$8,619,754	$1,281,216	$9,900,970
Commercial and consumer credit exposure by risk attribute as of December 31, 2019 was as follows:

	As of December 31, 2019
		Real Estate
(Dollars in thousands)	Commercial & industrial	Construction	Commercial	Lease financing	Total
Pass	$2,324,021	$493,182	$4,108,752	$85,262	$7,011,217
Special Mention	100,954	0	59,383	488	160,825
Substandard	40,902	0	26,516	2,614	70,032
Doubtful	0	0	0	0	0
Total	$2,465,877	$493,182	$4,194,651	$88,364	$7,242,074

	Residential real estate	Home equity	Installment	Credit card	Total
Performing	$1,040,787	$766,169	$82,385	$48,983	$1,938,324
Nonperforming	15,162	5,700	204	201	21,267
Total	$1,055,949	$771,869	$82,589	$49,184	$1,959,591

Delinquency. Loans are considered past due or delinquent when the contractual principal or interest due in accordance with the terms of the loan agreement or any portion thereof remains unpaid after the due date of the scheduled payment.

Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2020
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$6,532	$0	$1,861	$8,393	$2,999,116	$3,007,509	$0
Lease financing	0	0	0	0	72,987	72,987	0
Construction real estate	0	0	0	0	636,096	636,096	0
Commercial real estate-investor	136	0	24,422	24,558	3,219,982	3,244,540	0
Commercial real estate-owner	6,480	174	400	7,054	1,056,264	1,063,318	0
Residential real estate	2,809	370	3,687	6,866	996,220	1,003,086	0
Home equity	1,483	835	1,937	4,255	738,844	743,099	0
Installment	94	35	51	180	81,670	81,850	0
Credit card	303	163	174	640	47,845	48,485	169
Total	$17,837	$1,577	$32,532	$51,946	$9,849,024	$9,900,970	$169

	As of December 31, 2019
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Subtotal	Purchased impaired	Total	> 90 days past due and still accruing
Loans
Commercial & industrial	$1,266	$3,332	$14,518	$19,116	$2,443,680	$2,462,796	$3,081	$2,465,877	$0
Lease financing	0	0	0	0	88,364	88,364	0	88,364	0
Construction real estate	0	0	0	0	493,167	493,167	15	493,182	0
Commercial real estate	776	857	5,613	7,246	4,151,513	4,158,759	35,892	4,194,651	0
Residential real estate	8,032	1,928	5,031	14,991	1,014,138	1,029,129	26,820	1,055,949	0
Home equity	2,530	1,083	2,795	6,408	762,863	769,271	2,598	771,869	0
Installment	111	50	148	309	82,022	82,331	258	82,589	0
Credit card	208	75	201	484	48,700	49,184	0	49,184	201
Total	$12,923	$7,325	$28,306	$48,554	$9,084,447	$9,133,001	$68,664	$9,201,665	$201
For PCD assets, the delinquency status was determined individually for each loan in accordance with the individual loan's contractual repayment terms. Prior to the adoption of CECL in the first quarter of 2020, PCI loans were classified as performing, even though they may have been contractually past due, as any nonpayment of contractual principal or interest was considered in the periodic re-estimation of expected cash flows and was included in the resulting recognition of current period provision for credit losses or prospective yield adjustments.

Nonaccrual. Loans are classified as nonaccrual when, in the opinion of management, collection of principal or interest is doubtful or when principal or interest payments are 90 days or more past due. Generally, loans are classified as nonaccrual due to the continued failure to adhere to contractual payment terms by the borrower, coupled with other pertinent factors. When a loan is classified as nonaccrual, the accrual of interest income is discontinued and previously accrued but unpaid interest is reversed. Any payments received while a loan is on nonaccrual status are applied as a reduction to the carrying value of the loan. A loan classified as nonaccrual may return to accrual status if none of the principal and interest is due and unpaid, and the Bank expects repayment of the remaining contractual principal and interest.

Troubled debt restructurings. A loan modification is considered a TDR when the borrower is experiencing financial difficulty and concessions are made by the Company that would not otherwise be considered for a borrower with similar credit characteristics. The most common types of modifications include interest rate reductions, maturity extensions and modifications to principal amortization, including interest-only structures. Modified terms are dependent upon the financial position and needs of the individual borrower. If the modification agreement is violated, the loan is managed by the Company’s credit administration group for resolution, which may result in foreclosure in the case of real estate. In accordance with the CARES Act, performing loans that demonstrated limited signs of credit deterioration, but were modified to provide borrowers relief during the COVID-19 pandemic were not considered to be TDR as of December 31 2020.

TDRs are generally classified as nonaccrual for a minimum period of six months and may qualify for return to accrual status once they have demonstrated performance with the restructured terms of the loan agreement.

First Financial had 155 TDRs totaling $21.8 million at December 31, 2020, including $7.1 million of loans on accrual status and $14.7 million of loans classified as nonaccrual. First Financial had $0.3 million commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs, and the ACL included reserves of $8.8 million related to TDRs as of December 31, 2020. For the year ended December 31, 2020, First Financial charged off $1.7 million for the portion of TDRs determined to be uncollectible. Additionally, as of December 31, 2020, approximately $5.0 million of the accruing TDRs have been performing in accordance with the restructured terms for more than one year.

First Financial had 157 TDRs totaling $30.0 million at December 31, 2019, including $11.4 million of loans on accrual status and $18.5 million of loans classified as nonaccrual. First Financial had $2.5 million commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs. At December 31, 2019 the ALLL included reserves of $2.5 million related to TDRs, and $4.7 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year. Additionally, First Financial charged off $2.6 million for the portion of TDRs determined to be uncollectible for the year ended December 31, 2019.

First Financial had 196 TDRs totaling $38.5 million at December 31, 2018, including $16.1 million of loans on accrual status and $22.4 million of loans classified as nonaccrual. First Financial had no commitments outstanding to lend additional funds to borrowers whose loan terms had been modified through TDRs. At December 31, 2018, the ALLL included reserves of $1.5 million related to TDRs, and $7.9 million of the accruing TDRs had been performing in accordance with the restructured terms for more than one year. Additionally, First Financial charged off $0.9 million for the portion of TDRs determined to be uncollectible for the year ended December 31, 2018.
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2020, 2019 and 2018:

	Years ended December 31,
	2020			2019			2018
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial & industrial	8	$14,984	$14,984	8	$25,009	$25,071	17	$23,943	$23,890
Construction real estate	0	0	0	0	0	0	0	0	0
Commercial real estate	0	0	0	9	3,024	2,932	8	3,385	3,150
Residential real estate	24	1,953	1,847	30	3,415	3,062	13	1,148	1,073
Home equity	11	351	349	14	395	366	5	95	192
Installment	2	35	22	2	41	39	0	0	0
Total	45	$17,323	$17,202	63	$31,884	$31,470	43	$28,571	$28,305

The following table provides information on how TDRs were modified during the years ended December 31, 2020, 2019 and 2018:

	Years Ended December 31,
(Dollars in thousands)	2020	2019	2018
Extended maturities	$0	$2,877	$4,093
Adjusted interest rates	0	5,284	52
Combination of rate and maturity changes	0	516	0
Forbearance	4,759	20,320	23,175
Other (1)	12,443	2,473	985
Total	$17,202	$31,470	$28,305
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.

First Financial considers repayment performance as an indication of the effectiveness of the Company's loan modifications. Borrowers that are 90 days or more past due on any principal or interest payments, or who prematurely terminate a restructured loan agreement without paying off the contractual principal balance, are considered to be in payment default of the terms of the TDR agreement.

For the twelve months ended December 31, 2020, there was one TDR with an insignificant balance for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2019, there were three TDRs with a balance of $7.0 million for which there was a payment default during the period that occurred within twelve months of the loan modification. For the twelve months ended December 31, 2018, there was one TDR with an insignificant balance for which there was a payment default during the period that occurred within twelve months of the loan modification.

As stated in the CARES Act and subsequently modified by the Consolidated Appropriations Act, loan modifications in response to COVID-19 executed on loans that were not more than 30 days past due as of December 31, 2019 and executed between March 1, 2020, and the earlier of 60 days after the date of termination of the National Emergency or January 1, 2022 are not required to be reported as a TDR. As of December 31, 2020, the Company's loan portfolio included $320.2 million of active modifications of which $18.5 million were from the first round of deferrals, $54.9 million were from the second round and $246.8 million were deferred a third time. Active full principal and interest modifications were $28.7 million at December 31, 2020, while $291.5 million of active modifications were making interest only payments at year end. Active modifications consist primarily of hotel and franchise loans, which were $186.2 million and $44.3 million respectively as of December 31, 2020, or 58% and 14% of the total active modifications at December 31, 2020.
As of December 31, 2020, the Company's loan portfolio included 90 commercial loans with balances of $312.5 million and 53 consumer loans with balances of $7.7 million that were modified in response to COVID-19 that are not considered TDRs.

Nonperforming loans. Loans classified as nonaccrual and loans modified as TDRs are considered nonperforming for 2020 and impaired as of December 31, 2019. The following table provides information on nonperforming loans as of December 31:

	2020			2019	2018
(Dollars in thousands)	Nonaccrual loans with a related ACL	Nonaccrual loans with no related ACL	Total nonaccrual	Total nonaccrual	Total nonaccrual
Nonaccrual loans (1)
Commercial & industrial	$18,711	$10,519	$29,230	$24,346	$30,925
Lease financing	0	0	0	223	22
Construction real estate	0	0	0	0	9
Commercial real estate	6,957	27,725	34,682	7,295	20,500
Residential real estate	251	11,350	11,601	10,892	13,495
Home equity	0	5,076	5,076	5,242	5,580
Installment	0	163	163	167	169
Total nonaccrual loans	$25,919	$54,833	$80,752	$48,165	$70,700

Interest income effect
Gross amount of interest that would have been recorded under original terms			$5,892	$5,813	$4,656
Interest included in income
Nonaccrual loans			1,636	1,042	715
Troubled debt restructurings			426	801	642
Total interest included in income			2,062	1,843	1,357
Net impact on interest income			$3,830	$3,970	$3,299

Commitments outstanding to borrowers with nonaccrual loans			$0	$3	$200
(1) Nonaccrual loans include nonaccrual TDRs of $14.7 million, $18.5 million and $22.4 million as of December 31, 2020, 2019 and 2018, respectively.

First Financial individually reviews all nonperforming loan relationships greater than $250,000 to determine if an individually evaluated allowance is necessary based on the borrower’s overall financial condition, resources and payment record, support from guarantors and the realizable value of any collateral. Individually evaluated allowances are based on discounted cash flows using the loan's initial effective interest rate or the fair value of the collateral for certain collateral dependent loans.
First Financial's investment in impaired loans was as follows:

	December 31, 2019
(Dollars in thousands)	Current balance	Contractual principal balance	Related allowance
Loans with no related allowance recorded
Commercial & industrial	$16,726	$19,709	$0
Lease financing	223	223	0
Construction real estate	0	0	0
Commercial real estate	10,160	17,897	0
Residential real estate	14,868	17,368	0
Home equity	5,700	6,462	0
Installment	204	341	0
Total	47,881	62,000	0

Loans with an allowance recorded
Commercial & industrial	10,754	21,513	2,044
Lease financing	0	0	0
Construction real estate	0	0	0
Commercial real estate	671	675	113
Residential real estate	294	294	18
Home equity	0	0	0
Installment	0	0	0
Total	11,719	22,482	2,175

Total
Commercial & industrial	27,480	41,222	2,044
Lease financing	223	223	0
Construction real estate	0	0	0
Commercial real estate	10,831	18,572	113
Residential real estate	15,162	17,662	18
Home equity	5,700	6,462	0
Installment	204	341	0
Total	$59,600	$84,482	$2,175

	Years ended December 31,
	2019		2018
(Dollars in thousands)	Average balance	Interest income recognized	Average balance	Interest income recognized
Loans with no related allowance recorded
Commercial & industrial	$31,846	$926	$14,498	$360
Lease financing	168	0	21	0
Construction real estate	6	0	20	2
Commercial real estate	18,757	357	24,738	490
Residential real estate	15,915	307	11,359	301
Home equity	5,893	121	5,541	114
Installment	170	2	274	2
Total	72,755	1,713	56,451	1,269

Loans with an allowance recorded
Commercial & industrial	4,721	87	900	44
Lease financing	57	0	0	0
Construction real estate	0	0	0	0
Commercial real estate	1,339	31	1,402	18
Residential real estate	446	12	895	23
Home equity	0	0	80	3
Installment	0	0	0	0
Total	6,563	130	3,277	88

Total
Commercial & industrial	36,567	1,013	15,398	404
Lease financing	225	0	21	0
Construction real estate	6	0	20	2
Commercial real estate	20,096	388	26,140	508
Residential real estate	16,361	319	12,254	324
Home equity	5,893	121	5,621	117
Installment	170	2	274	2
Total	$79,318	$1,843	$59,728	$1,357
A loan is considered to be collateral dependent when the borrower is experiencing financial difficulty and the repayment is expected to be provided substantially through the operation or sale of collateral. The following table presents the amortized cost basis of collateral dependent loans by class of loan.

	December 31, 2020
	Type of Collateral
(Dollar in thousands)	Business assets	Commercial real estate	Equipment	Land	Residential real estate	Other	Total
Class of loan
Commercial & industrial	$30,961	$6,130	$2,608	$865	$0	$4,892	$45,456
Commercial real estate-investor	0	20,212	661	5,537	872	0	27,282
Commercial real estate-owner	5,842	3,495	0	42	344	0	9,723
Residential real estate	0	0	0	0	11,601	0	11,601
Home equity	0	0	0	0	5,076	0	5,076
Installment	0	0	0	0	0	163	163
Total	$36,803	$29,837	$3,269	$6,444	$17,893	$5,055	$99,301

Lease financing. The Company prospectively applied FASB ASC Topic 842 in the first quarter of 2019. First Financial originates both sales-type and direct financing leases, and the Company manages and reviews lease residuals in accordance with its credit policies. Sales-type lease contracts contain the ability to purchase the underlying equipment at lease maturity and profit or loss is recognized at lease commencement.  Direct financing leases are generally three to five years in length and may be extended at maturity, however, early cancellation may result in a fee to the borrower.  For direct financing leases, the net unearned income is deferred and amortized over the life of the lease.  Income recognized in 2020 and 2019 related to the implementation of FASB ASC Topic 842 was insignificant.

OREO. OREO is comprised of properties acquired by the Company primarily through the loan foreclosure or repossession process, that result in partial or total satisfaction of problem loans.

Changes in OREO were as follows:

	Years ended December 31,
(Dollars in thousands)	2020	2019	2018
Balance at beginning of year	$2,033	$1,401	$2,781
Additions
Commercial	510	415	1,269
Residential	507	2,033	1,913
Total additions	1,017	2,448	3,182
Disposals
Commercial	(217)	(541)	(2,967)
Residential	(1,859)	(912)	(830)
Total disposals	(2,076)	(1,453)	(3,797)
Valuation adjustments
Commercial	448	(112)	(355)
Residential	(135)	(251)	(410)
Total valuation adjustments	313	(363)	(765)
Balance at end of year	$1,287	$2,033	$1,401